Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	$ 4,505	$ 3,895
Non-current lease liabilities	13,393	11,836
Lease Liability	17,898	15,731
Property
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	4,368	3,743
Non-current lease liabilities	13,078	11,505
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	38	39
Non-current lease liabilities	32	73
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	99	113
Non-current lease liabilities	$ 283	$ 258